Securities - Summary of Securities Evaluated at Amortized Cost (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets at amortized cost	R$ 9,272,103	R$ 2,238,807
Expected credit losses	94,159	92,560	R$ 55,564
Bonds
Disclosure of financial assets [line items]
Expected credit losses	2,924	2,497
Gross carrying amount
Disclosure of financial assets [line items]
Financial assets at amortized cost	9,275,027	2,241,304
Gross carrying amount | Brazilian onshore sovereign bonds
Disclosure of financial assets [line items]
Financial assets at amortized cost	5,835,971	0
Gross carrying amount | Bonds
Disclosure of financial assets [line items]
Financial assets at amortized cost	1,743,688	1,871,273
Gross carrying amount | Rural product note
Disclosure of financial assets [line items]
Financial assets at amortized cost	507,131	328,638
Gross carrying amount | Debentures
Disclosure of financial assets [line items]
Financial assets at amortized cost	0	41,393
Gross carrying amount | Commercial notes
Disclosure of financial assets [line items]
Financial assets at amortized cost	1,188,237	0
Book value [Member]
Disclosure of financial assets [line items]
Financial assets at amortized cost	9,272,103	2,238,807
Book value [Member] | Brazilian onshore sovereign bonds
Disclosure of financial assets [line items]
Financial assets at amortized cost	5,834,628	0
Book value [Member] | Bonds
Disclosure of financial assets [line items]
Financial assets at amortized cost	1,742,311	1,868,776
Book value [Member] | Rural product note
Disclosure of financial assets [line items]
Financial assets at amortized cost	506,927	328,638
Book value [Member] | Debentures
Disclosure of financial assets [line items]
Financial assets at amortized cost	0	41,393
Book value [Member] | Commercial notes
Disclosure of financial assets [line items]
Financial assets at amortized cost	R$ 1,188,237	R$ 0